Business combination (Details 21) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Sep. 01, 2022	Dec. 31, 2021
Goodwill
Goodwill (note 10)	R$ 1,432,894		R$ 619,469
Transpire Group
Goodwill
Consideration transferred		R$ 77,310
Fair value of identifiable net assets		(8,115)
Goodwill (note 10)		R$ 69,195